Condensed Statements of Operations - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 321,250	$ 183,884	$ 171,167	$ 787,639
Loss from operations	(321,250)	(183,884)	(171,167)	(787,639)
Interest earned on investment held in Trust Account	136,030	11,967	1,679	2,081,055
Total income (loss) before income tax	(185,219)	(171,917)	(169,488)	1,293,416
Income tax expense	27,427			445,793
Net income (loss)	$ (212,647)	$ (171,917)	$ (169,488)	$ 847,623
Common Class A [Member]
Basic and diluted weighted average shares outstanding,	2,025,827	14,375,000	14,375,000	13,982,407
Basic and diluted net income (loss) per share	$ (0.03)	$ (0.01)	$ (0.01)	$ 0.05
Common Class B [Member]
Basic and diluted weighted average shares outstanding,	4,113,889	4,791,667	4,330,522	4,791,667
Basic and diluted net income (loss) per share	$ (0.03)	$ (0.01)	$ (0.01)	$ 0.05